CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities:
Net income	$ 1,501	$ 2,069
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	321	278
Accretion of purchased loan discount	(164)	(310)
Amortization of purchased loan premium	17	18
Amortization of discounts and premiums on investment securities, net	80	148
Amortization (accretion) of deferred loan origination costs (fees)	39	55
Accretion of premiums on deposits	(84)	(212)
Net gain on sale of loans	(51)	(28)
Valuation adjustment of REO	151	87
Net gain on real estate owned	(120)	(186)
Deferred gain on sale of real estate owned	(15)	(21)
ESOP compensation expense	188	154
Earnings on bank-owned life insurance	(93)	(93)
Provision for loan losses	15	343
Origination of loans held for sale	(1,231)	(699)
Proceeds from loans held for sale	1,382	627
Increase (decrease) in cash, due to changes in:
Accrued interest receivable	15	166
Prepaid expenses and other assets	(313)	(22)
Accrued interest payable	(10)	0
Accounts payable and other liabilities	(88)	42
Federal income tax (benefit)
Current	(171)	305
Deferred	77	375
Net cash provided by operating activities	1,446	3,096
Cash flows from investing activities:
Purchase of investment securities held to maturity	(11,000)	(8,500)
Purchase of term deposits in other financial institutions	(3,711)	0
Investment securities maturities, prepayments and calls:
Held to maturity	13,264	10,947
Available for sale	14	40
Loans originated for investment, net of principal collected	5,739	1,388
Proceeds from sale of real estate owned	888	1,831
Additions to real estate owned	(152)	0
Additions to premises and equipment, net	(1,108)	(884)
Net cash provided by investing activities	3,934	4,822
Cash flows from financing activities:
Net change in deposits	(11,045)	(13,229)
Payments by borrowers for taxes and insurance, net	42	83
Proceeds from Federal Home Loan Bank advances	33,200	23,800
Repayments on Federal Home Loan Bank advances	(26,624)	(14,365)
Treasury stock repurchases	0	(698)
Dividends paid on common stock	(1,480)	(1,385)
Net cash used in financing activities	(5,907)	(5,794)
Net increase (decrease) in cash and cash equivalents	(527)	2,124
Beginning cash and cash equivalents	13,635	11,511
Ending cash and cash equivalents	13,108	13,635
Supplemental disclosure of cash flow information:
Cash paid during the period for: Federal income taxes	710	330
Cash paid during the period for: Interest on deposits and borrowings	1,454	1,640
Supplemental disclosure of noncash investing activities:
Transfers from loans to real estate acquired through foreclosure	442	2,123
Loans disbursed upon sales of real estate acquired through foreclosure	$ 741	$ 643